STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
STOCKHOLDERS' EQUITY

NOTE 15 – STOCKHOLDERS’ EQUITY

$500 Million Equity Shelf Program

On September 3, 2015, we entered into separate Equity Distribution Agreements (collectively, the “Equity Shelf Agreements”) to sell shares of our common stock having an aggregate gross sales price of up to $500 million (the “2015 Equity Shelf Program”) with several financial institutions, each as a sales agent and or principal (collectively, the “Managers”). Under the terms of the Equity Shelf Agreements, we may sell shares of our common stock, from time to time, through or to the Managers having an aggregate gross sales price of up to $500 million. Sales of the shares, if any, will be made by means of ordinary brokers’ transactions on the New York Stock Exchange at market prices, or as otherwise agreed with the applicable Manager. We will pay each Manager compensation for sales of the shares equal to 2% of the gross sales price per share of shares sold through such Manager under the applicable Equity Shelf Agreements. As of December 31, 2015, we did not issue any shares under the 2015 Equity Shelf Program.

$250 Million Equity Shelf Program Termination

Also on September 3, 2015, we terminated our $250 million Equity Shelf Program (the “2013 Equity Shelf Program”) that we entered into with several financial institutions on March 18, 2013. In 2015, we did not issue any shares under the 2013 Equity Shelf Program.

For the year ended December 31, 2014, we issued approximately 1.8 million shares under the 2013 Equity Shelf Program, at an average price of $34.33 per share, generating gross proceeds of approximately $63.5 million, before $1.5 million of commissions and expenses.

Since inception of the 2013 Equity Shelf Program, we sold a total of 7.4 million shares of common stock generating total gross proceeds of $233.8 million under the program, before $4.7 million of commissions. As a result of the termination of the 2013 Equity Shelf Program, no additional shares will be issued under the 2013 Equity Shelf Program.

$245 Million Equity Shelf Program Termination

Also on March 18, 2013, we terminated our previous $245 million Equity Shelf Program (the “2012 Equity Shelf Program”) that we entered into with several financial institutions on June 19, 2012. For the year ended December 31, 2013, we issued approximately 1.0 million shares under the 2012 Equity Shelf Program at an average price of $28.29 per share, generating gross proceeds of approximately $27.8 million, before $0.6 million of commissions. As a result of the termination of the 2012 Equity Shelf Program, no additional shares will be issued under the 2012 Equity Shelf Program.

Increase of Authorized Omega Common Stock

On March 27, 2015, we amended our charter to increase the number of authorized shares of Omega capital stock from 220 million to 370 million and the number of authorized shares of Omega common stock from 200 million to 350 million.

10.925 Million Common Stock Offering

On February 9, 2015, we completed an underwritten public offering of 10.925 million shares of our common stock at $42.00 per share before underwriting and other offering expenses. The Company’s total net proceeds from the offering were approximately $440 million, after deducting underwriting discounts and commissions and other estimated offering expenses.

2.875 Million Common Stock Offering

On October 7, 2013, we sold 2.875 million shares of common stock in an underwritten public offering at a price of $29.48 per share, after underwriting discounts but before expenses. Our total net proceeds from the offering, after underwriting discounts and expenses were approximately $84.6 million.

Dividend Reinvestment and Common Stock Purchase Plan

We have a Dividend Reinvestment and Common Stock Purchase Plan (the “DRSPP”) that allows for the reinvestment of dividends and the optional purchase of our common stock. For the year ended December 31, 2015, we issued 4.2 million shares of common stock for gross proceeds of approximately $150.8 million. For the year ended December 31, 2014, we issued 2.1 million shares of common stock for gross proceeds of approximately $71.5 million. For the year ended December 31, 2013, we issued 1.9 million shares of common stock for gross proceeds of approximately $55.8 million.